Segmented Information - Information by Reportable Segment (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Segment Reporting Information [Line Items]
Revenue	$ 2,077	$ 1,970	$ 4,468	$ 4,406
Energy supply costs	514	496	1,264	1,329
Operating expenses	599	603	1,225	1,219
Depreciation and amortization	366	338	723	672
Gain on disposition	0	577	0	577
Operating income	598	1,110	1,256	1,763
Other income, net	47	43	56	81
Finance charges	263	263	519	532
Income tax expense	58	125	116	191
Net earnings	324	765	677	1,121
Non-controlling interests	33	28	58	56
Preference share dividends	17	17	33	34
Common equity shareholders	274	720	586	1,031
Goodwill	12,482	12,092	12,482	12,092	$ 12,004
Total assets	56,205	51,699	56,205	51,699	$ 53,404
Capital expenditures	775	843	1,937	1,583
Inter-segment eliminations
Segment Reporting Information [Line Items]
Revenue	0	0	0	(3)
Energy supply costs	0	0	0	0
Operating expenses	0	0	0	(3)
Depreciation and amortization	0	0	0	0
Gain on disposition		0		0
Operating income	0	0	0	0
Other income, net	0	0	0	0
Finance charges	0	0	0	0
Income tax expense	0	0	0	0
Net earnings	0	0	0	0
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Common equity shareholders	0	0	0	0
Goodwill	0	0	0	0
Total assets	(89)	(119)	(89)	(119)
Capital expenditures	0	0	0	0
Regulated | Operating segments
Segment Reporting Information [Line Items]
Revenue	2,064	1,945	4,430	4,348
Energy supply costs	514	495	1,263	1,327
Operating expenses	580	587	1,188	1,177
Depreciation and amortization	361	332	713	658
Gain on disposition		0		0
Operating income	609	531	1,266	1,186
Other income, net	42	25	58	54
Finance charges	224	221	443	440
Income tax expense	79	54	168	151
Net earnings	348	281	713	649
Non-controlling interests	33	25	58	48
Preference share dividends	0	0	0	0
Common equity shareholders	315	256	655	601
Goodwill	12,455	12,065	12,455	12,065
Total assets	55,328	50,960	55,328	50,960
Capital expenditures	772	828	1,930	1,553
Regulated | Operating segments | ITC
Segment Reporting Information [Line Items]
Revenue	477	428	910	836
Energy supply costs	0	0	0	0
Operating expenses	113	132	231	256
Depreciation and amortization	75	68	148	131
Gain on disposition		0		0
Operating income	289	228	531	449
Other income, net	13	12	17	22
Finance charges	79	79	159	156
Income tax expense	55	39	98	81
Net earnings	168	122	291	234
Non-controlling interests	30	21	52	41
Preference share dividends	0	0	0	0
Common equity shareholders	138	101	239	193
Goodwill	8,332	8,037	8,332	8,037
Total assets	21,251	19,533	21,251	19,533
Capital expenditures	232	301	481	537
Regulated | Operating segments | UNS Energy
Segment Reporting Information [Line Items]
Revenue	546	500	1,019	1,043
Energy supply costs	184	164	351	396
Operating expenses	157	161	315	313
Depreciation and amortization	85	74	166	148
Gain on disposition		0		0
Operating income	120	101	187	186
Other income, net	16	5	13	14
Finance charges	34	33	62	66
Income tax expense	17	13	25	19
Net earnings	85	60	113	115
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Common equity shareholders	85	60	113	115
Goodwill	1,876	1,809	1,876	1,809
Total assets	11,252	9,884	11,252	9,884
Capital expenditures	176	156	685	323
Regulated | Operating segments | Central Hudson
Segment Reporting Information [Line Items]
Revenue	206	199	486	476
Energy supply costs	51	58	129	150
Operating expenses	125	107	259	225
Depreciation and amortization	24	19	46	39
Gain on disposition		0		0
Operating income	6	15	52	62
Other income, net	8	4	17	8
Finance charges	12	11	24	22
Income tax expense	0	1	8	9
Net earnings	2	7	37	39
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Common equity shareholders	2	7	37	39
Goodwill	612	591	612	591
Total assets	3,967	3,574	3,967	3,574
Capital expenditures	91	78	164	142
Regulated | Operating segments | FortisBC Energy
Segment Reporting Information [Line Items]
Revenue	249	235	715	720
Energy supply costs	66	63	226	244
Operating expenses	76	78	158	161
Depreciation and amortization	59	59	119	118
Gain on disposition		0		0
Operating income	48	35	212	197
Other income, net	2	3	3	6
Finance charges	35	34	71	69
Income tax expense	(2)	(6)	21	24
Net earnings	17	10	123	110
Non-controlling interests	1	0	1	0
Preference share dividends	0	0	0	0
Common equity shareholders	16	10	122	110
Goodwill	913	913	913	913
Total assets	7,291	6,885	7,291	6,885
Capital expenditures	95	104	216	174
Regulated | Operating segments | FortisAlberta
Segment Reporting Information [Line Items]
Revenue	150	150	302	295
Energy supply costs	0	0	0	0
Operating expenses	34	36	72	77
Depreciation and amortization	56	53	111	105
Gain on disposition		0		0
Operating income	60	61	119	113
Other income, net	0	0	1	1
Finance charges	25	27	51	52
Income tax expense	2	0	4	1
Net earnings	33	34	65	61
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Common equity shareholders	33	34	65	61
Goodwill	228	228	228	228
Total assets	4,918	4,732	4,918	4,732
Capital expenditures	83	95	204	202
Regulated | Operating segments | FortisBC Electric
Segment Reporting Information [Line Items]
Revenue	91	90	205	209
Energy supply costs	15	15	54	55
Operating expenses	26	27	53	52
Depreciation and amortization	15	15	30	31
Gain on disposition		0		0
Operating income	35	33	68	71
Other income, net	1	1	2	2
Finance charges	18	18	36	36
Income tax expense	1	1	2	6
Net earnings	17	15	32	31
Non-controlling interests	0	0	0	0
Preference share dividends	0	0	0	0
Common equity shareholders	17	15	32	31
Goodwill	235	235	235	235
Total assets	2,377	2,267	2,377	2,267
Capital expenditures	30	26	58	51
Regulated | Operating segments | Other Electric
Segment Reporting Information [Line Items]
Revenue	345	343	793	769
Energy supply costs	198	195	503	482
Operating expenses	49	46	100	93
Depreciation and amortization	47	44	93	86
Gain on disposition		0		0
Operating income	51	58	97	108
Other income, net	2	0	5	1
Finance charges	21	19	40	39
Income tax expense	6	6	10	11
Net earnings	26	33	52	59
Non-controlling interests	2	4	5	7
Preference share dividends	0	0	0	0
Common equity shareholders	24	29	47	52
Goodwill	259	252	259	252
Total assets	4,272	4,085	4,272	4,085
Capital expenditures	65	68	122	124
NON-REGULATED | Operating segments | Energy Infrastructure
Segment Reporting Information [Line Items]
Revenue	13	25	38	61
Energy supply costs	0	1	1	2
Operating expenses	7	9	15	23
Depreciation and amortization	4	5	8	13
Gain on disposition		0		0
Operating income	2	10	14	23
Other income, net	0	1	0	2
Finance charges	0	(1)	0	0
Income tax expense	(1)	1	2	1
Net earnings	3	11	12	24
Non-controlling interests	0	3	0	8
Preference share dividends	0	0	0	0
Common equity shareholders	3	8	12	16
Goodwill	27	27	27	27
Total assets	740	671	740	671
Capital expenditures	3	7	7	13
NON-REGULATED | Operating segments | Corporate and Other
Segment Reporting Information [Line Items]
Revenue	0	0	0	0
Energy supply costs	0	0	0	0
Operating expenses	12	7	22	22
Depreciation and amortization	1	1	2	1
Gain on disposition		577		577
Operating income	(13)	569	(24)	554
Other income, net	5	17	(2)	25
Finance charges	39	43	76	92
Income tax expense	(20)	70	(54)	39
Net earnings	(27)	473	(48)	448
Non-controlling interests	0	0	0	0
Preference share dividends	17	17	33	34
Common equity shareholders	(44)	456	(81)	414
Goodwill	0	0	0	0
Total assets	226	187	226	187
Capital expenditures	$ 0	$ 8	$ 0	$ 17